Taxes - Operating taxes and levies - Income statement components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Territorial Economic Contribution, IFER and similar taxes	€ (652)	€ (795)	€ (758)
Spectrum fees	(360)	(341)	(329)
Levies on telecommunication services	(329)	(319)	(276)
Other operating taxes and levies	(586)	(469)	(465)
Total	(1,926)	€ (1,924)	€ (1,827)
Value-added contribution	€ 139